Cover	Nov. 03, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	Matterport, Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39790
Entity Tax Identification Number	85-1695048
Entity Address, Address Line One	352 East Java Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	650
Local Phone Number	641-2241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819394
Amendment Flag	false
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	MTTR
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	MTTRW
Security Exchange Name	NASDAQ